Intangible assets and goodwill - Additional information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	$ 12,047,048	$ 12,440,557	$ 6,976,096
VIQ Solutions Inc Unit
Disclosure of information for cash-generating units [line items]
Goodwill	0
Intangible assets with indefinite useful life	$ 0